Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Relationship to	Amount invested as of		Weighted average interest rate as of	Interest earned during the year ended
	Shepherd’s	December 31,		December 31,	December 31,
Investor	Finance	2023	2022	2023	2023	2022
Eric A. Rauscher	Independent Manager	$475	$475	10.00%	$48	$48

Wallach Educational Trust	Member	-	162	-%	-	11

David Wallach Living Trust	Father of Member	377	366	8.94%	34	66

Gregory L. Sheldon	Independent Manager	828	598	9.60%	79	41

Joseph Rauscher	Parent of Independent Manager	144	144	7.00%	10	7

Kenneth Summers	Independent Manager	235	208	6.29%	15	4

Schultz Family Revocable Living Trust	Trustee is Mother -in-Law of Member	183	178	8.56%	16	13

Barbara Harshman	Member	129	-	8.87%	11	-

Lamar Sheldon	Parent of Independent Manager	274	253	10.0%	27	23

Daniel and Joyce Wallach	Member	135	-	10%	14	-

Scott Summers	Son of Independent Manager	250	500	8.00%	20	10

Madison Trust Company FBO Bruce Eppinger	5% Member	1,825	-	10.5%	192	-

Miguel Ascencio	5% Member	400	-	10.0%	40	-

Paula Eppinger	Parent of 5% Member	200	-	10.0%	20	-